P.O. Box 9012 Clearwater, Florida 33758-9012 (727) 299-1800

August 20, 2013

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	Transamerica Series Trust (the “Registrant”)

(File Nos. 033-00507; 811-04419)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information of the prospectus dated May 1, 2013, and summary prospectuses dated May 1, 2013, as revised on July 31, 2013, for Transamerica Asset Allocation – Conservative VP, Transamerica Asset Allocation – Moderate Growth VP, Transamerica Asset Allocation – Moderate VP, Transamerica ING Balanced Allocation VP, Transamerica ING Conservative Allocation VP, Transamerica ING Moderate Growth Allocation VP, and Transamerica International Moderate Growth VP, each a series of the Registrant, as filed under Rule 497 on July 31, 2013 (SEC Accession No. 0001193125-13-312788). The purpose of this filing is to submit the requisite prospectus risk/return disclosures in XBRL for the portfolios.

Please direct any questions concerning this filing to the undersigned at (727) 299-1844.

Sincerely,

/s/ Timothy J. Bresnahan
Timothy J. Bresnahan
Assistant Secretary